Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortization expense
Depreciation of assets not in use	$ (212,582)	$ (232,275)	$ (271,128)
Sub total	(221,499)	(240,526)	(249,792)
Impairment losses (reversals of impairment losses) recognized in profit (loss) for the year
Amortization expense intangible	(160)	(219)	(184)
Other expenses, by nature
Investment plan expenses	(13,384)	(17,180)	(17,697)
Sub total	(1,638,557)	(1,549,593)	(1,499,254)
Total	(36,907)	(53,600)	(82,533)
Other expenses by function [Member]
Depreciation and amortization expense
Depreciation of assets not in use	(59)	(90)	(111)
Sub total	(59)	(90)	(111)
Impairment losses (reversals of impairment losses) recognized in profit (loss) for the year
Amortization expense intangible	(1,649)	0	0
Sub total	(1,649)	0	0
Other expenses, by nature
Legal expenses	(15,139)	(25,176)	(5,737)
VAT and other unrecoverable taxes	(1,187)	(1,295)	(1,015)
Fines paid	(965)	(1,112)	(31,867)
Investment plan expenses	(13,419)	(10,006)	(6,657)
Donations not accepted as tax credit	(4,502)	(5,527)	(1,692)
Reorganization of related businesses	6,000	(6,000)	0
Expenses to cease operations	0	0	(32,061)
Other operating expenses	(7,636)	(4,394)	(3,393)
Sub total	(35,199)	(53,510)	(82,422)
Total	$ (36,907)	$ (53,600)	$ (82,533)